SCHEDULE OF OTHER INTANGIBLE ASSETS (Details) - USD ($)	12 Months Ended
	Jun. 30, 2023	Jun. 30, 2022
Finite-Lived Intangible Assets [Line Items]
Original cost technology	$ 5,463,000
Effect of foreign currency	643,183
Accumulated amortization technology	850,782
Carrying value technology	$ 5,255,401
Technology-Based Intangible Assets [Member]
Finite-Lived Intangible Assets [Line Items]
Weighted average useful lives (years)	7 years
Original cost technology	$ 5,119,000
Effect of foreign currency	603,422
Accumulated amortization technology	780,500
Carrying value technology	$ 4,941,922
Customer Relationships [Member]
Finite-Lived Intangible Assets [Line Items]
Weighted average useful lives (years)	3 years
Original cost technology	$ 252,000
Effect of foreign currency	29,127
Accumulated amortization technology	70,282
Carrying value technology	210,845
Trademarks and Trade Names [Member]
Finite-Lived Intangible Assets [Line Items]
Original cost technology	92,000
Effect of foreign currency	10,634
Accumulated amortization technology
Carrying value technology	$ 102,634
Weighted average useful lives (years)	Indefinite